Prepaid Expenses and Other Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Note 8    — Prepaid Expenses and Other Assets, Net
The nature of selected balances included in prepaid expenses and other assets, net includes:
Unamortized maintenance fees—prepaid annual maintenance fees billed by the HOAs and the Collections managed by the Company on unsold Vacation Interests owned by the Company, which are charged to expense ratably over the year.
Deferred commissions—commissions paid to sales agents related to deferred mini-vacations and sampler program revenue, which are charged to advertising, sales and marketing expense as the associated revenue is recognized. Sampler programs allow purchasers to utilize vacation points during a trial period.
Prepaid member benefits and affinity programs—usage rights of THE Club members exchanged for a variety of products and travel services, including airfare, cruises and excursions, amortized ratably over the year.
Vacation Interest purchases in transit—open market purchases of vacation points from prior owners for which the titles have not been officially transferred to the Company. These Vacation Interest purchases in transit are reclassified to unsold Vacation Interest, net, upon successful transfer of title.

Prepaid maintenance fees—prepaid annual maintenance fees billed by the HOAs at the resorts not managed by the Company on unsold Vacation Interests owned by the Company, which are charged to expense ratably over the year.
Prepaid rent—portion of rent paid in advance and charged to expense in accordance with lease agreements.
Prepaid expenses and other assets, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Unamortized maintenance fees	$49,394	$—
Debt issuance costs, net	22,596	22,143
Deferred commissions	8,595	8,118
Prepaid member benefits and affinity programs	7,289	3,881
Unamortized exchange fees	6,858	—
Vacation Interest purchases in transit	5,578	3,262
Prepaid insurance	4,312	2,382
Other inventory/consumables	3,789	3,299
Deposits and advances	3,254	3,228
Prepaid professional fees	1,823	1,231
Prepaid maintenance fees	1,444	4,208
Prepaid sales and marketing costs	1,054	614
Prepaid rent	635	296
Assets to be disposed (not actively marketed)	494	526
Other	5,651	4,836
Total prepaid expenses and other assets, net	$122,766	$58,024

With the exception of Vacation Interest purchases in transit and assets to be disposed (not actively marketed), prepaid expenses are expensed as the underlying assets are utilized or amortized. Debt issuance costs incurred in connection with obtaining funding for the Company have been capitalized and are being amortized over the lives of the related funding agreements as a component of interest expense using a method which approximates the effective interest method. Amortization of capitalized debt issuance costs included in interest expense was $1.5 million and $1.2 million for the three months ended March 31, 2013 and 2012, respectively. See Note 15— Borrowings for more detail.
Debt issuance costs, net of amortization recorded as of March 31, 2013 were comprised of $12.8 million related to the Senior Secured Notes, $2.9 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $2.1 million related to the PMR Acquisition Loan, $2.0 million related to the Diamond Resorts Owners Trust Series 2013-1 Class A and Class B Notes, $1.4 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.1 million related to the Tempus Acquisition Loan, $0.2 million related to the ILXA loans and $0.1 million related to the Tempus Inventory Loan.
Debt issuance costs, net of amortization recorded as of December 31, 2012 were comprised of $13.2 million related to the Senior Secured Notes, $3.3 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $2.3 million related to the PMR Acquisition Loan, $1.5 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.2 million related to the Tempus Acquisition Loan, $0.3 million related to the 2008 Conduit Facility, $0.3 million related to the ILXA loans and $0.1 million related to the Tempus Inventory Loan.

Debt issuance costs, net of amortization recorded as of December 31, 2012 were comprised of $13.2 million related to the Senior Secured Notes, $3.3 million related to the Diamond Resorts Owners Trust Series 2009-1
Class A and Class B Notes, $2.3 million related to the PMR Acquisition Loan, $1.5 million related to the Diamond
Resorts Owners Trust Series 2011-1 Notes, $1.2 million related to the Tempus Acquisition Loan, $0.3 million related to the 2008 Conduit Facility, $0.3 million related to the ILXA loans, and $0.1 million related to the Tempus
Inventory Loan. See Note 15—Borrowings for definition of and more detail on the Company’s borrowings.

Prepaid Expenses and Other Assets, Net
Prepaid Expenses and Other Assets, Net
The nature of selected balances included in prepaid expenses and other assets, net includes:
Deferred commissions—commissions paid to sales agents related to deferred mini-vacations and sampler program revenue, which are charged to advertising, sales and marketing expense as the associated revenue is recognized. Sampler programs allow purchasers to utilize vacation points during a trial period.
Prepaid maintenance fees—prepaid annual maintenance fees billed by the HOAs at the resorts not managed by the Company on unsold Vacation Interests owned by the Company, which are charged to expense ratably over the year.
Vacation Interest purchases in transit—open market purchases of vacation points from prior owners for which the titles have not been officially transferred to the Company. These Vacation Interest purchases in transit are reclassified to unsold Vacation Interest, net, upon successful transfer of title.
Prepaid member benefits and affinity programs—usage rights of THE Club members exchanged for a variety of products and travel services, including airfare, cruises and excursions, amortized ratably over the year.
Prepaid rent—portion of rent paid in advance and charged to expense in accordance with lease agreements.
Prepaid expenses and other assets, net consisted of the following as of December 31 (in thousands):

	2012	2011
Debt issuance costs, net	$22,143	$24,607
Deferred commissions	8,118	3,756
Prepaid maintenance fees	4,208	1,865
Prepaid member benefits and affinity programs	3,881	3,328
Other inventory/consumables	3,299	2,580
Vacation Interest purchases in transit	3,262	2,238
Deposits and advances	3,228	8,892
Prepaid insurance	2,382	2,179
Prepaid Professional Fees	1,231	262
Prepaid sales and marketing costs	614	340
Assets to be disposed (not actively marketed)	526	505
Prepaid rent	296	269
Other	4,836	2,656
Total prepaid expenses and other assets, net	$58,024	$53,477

With the exception of Vacation Interest purchases in transit and assets to be disposed (not actively marketed), prepaid expenses are expensed as the underlying assets are utilized or amortized. Debt issuance costs incurred in connection with obtaining funding for the Company have been capitalized and are being amortized over the lives of the related funding agreements as a component of interest expense using a method which approximates the effective interest method. Amortization of capitalized debt issuance costs included in interest expense was $5.0 million, $5.0 million and $2.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 15— Borrowings for more detail.
Debt issuance costs, net of amortization recorded as of December 31, 2012 were comprised of $13.2 million related to the Senior Secured Notes, $3.3 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $2.3 million related to the PMR Acquisition Loan, $1.5 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.2 million related to the Tempus Acquisition Loan, $0.3 million related to the 2008 Conduit Facility, $0.3 million related to the ILXA Receivables Loan and the ILXA Inventory Loan, and $0.1 million related to the Tempus Inventory Loan. See Note 15— Borrowings for definition of and more detail on the Company's borrowings.
Debt issuance costs, net of amortization recorded as of December 31, 2011 were comprised of $14.7 million related to the Senior Secured Notes, $4.8 million related to the Diamond Resorts Owners Trust Series 2009-1 Class A and Class B Notes, $1.9 million related to the Diamond Resorts Owners Trust Series 2011-1 Notes, $1.4 million related to the Tempus Acquisition Loan, $1.2 million related to the 2008 Conduit Facility, $0.5 million related to the ILXA loans, $0.1 million related to the Quorum Facility, and $0.1 million related to the Tempus Inventory Loan.
In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $0.3 million, $1.3 million, $0.3 million and $0.9 million in prepaid expenses and other assets. See Note 21— Business Combinations for further details on these acquisitions.